Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Time Deposits, $100,000 or More, Foreign	$ 0.1
Other current assets
Prepaid expenses	41.9	$ 43.4
Other Short-term Investments	12.5	8.8
Marketable Securities, Current	2.9	3.0
Deferred financing fees	0.5	0.5
Income taxes receivable	0.1	2.8
Deferred income tax assets	0.0	51.2
Other	7.4	5.3
Total other current assets	$ 65.3	$ 115.0